Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2023
Condensed financial information of the parent company
Condensed financial information of the parent company

25. Condensed financial information of the parent company

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of December 31,
	2022	2023
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	559,373,169	413,317,806	58,214,595
Short-term investments	217,937,726	78,808,890	11,100,000
Short-term amounts due from related parties	868,168,614	687,538,024	96,837,705
Total current assets	1,645,479,509	1,179,664,720	166,152,300
Non-current assets:
Investment in subsidiaries	635,715,140	3,064,040,293	431,561,049
Contractual interests in VIEs and VIEs’ subsidiaries	9,770,421,610	7,456,490,562	1,050,224,731
Total non-current assets	10,406,136,750	10,520,530,855	1,481,785,780
TOTAL ASSETS	12,051,616,259	11,700,195,575	1,647,938,080

	As of December 31,
	2022	2023
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Accrued expenses and other current liabilities	5,024,052	8,364,603	1,178,130
Short-term amounts due to related parties	3,879,999	3,880,000	546,487
Total current liabilities	8,904,051	12,244,603	1,724,617
Non-current liabilities
Convertible senior notes	—	—	—
Total non-current liabilities	—	—	—
TOTAL LIABILITIES	8,904,051	12,244,603	1,724,617
Commitments and contingencies
Shareholders’ equity
Class A Ordinary shares (US$0.0001 par value; 656,508,828 shares authorized, 201,304,881 shares issued and 168,755,154 shares outstanding, as of December 31, 2022; 656,508,828 shares authorized, 201,304,881 shares issued and 137,109,719 shares outstanding, as of December 31, 2023)	132,052	132,052	18,599
Class B Ordinary shares (US$0.0001 par value; 63,491,172 shares authorized, 63,491,172 shares issued and outstanding, as of December 31, 2022 and 2023)	43,836	43,836	6,174
Treasury shares	(486,954,953)	(899,627,520)	(126,709,886)
Additional paid-in capital	4,036,197,237	4,033,145,746	568,056,697
Accumulated other comprehensive loss	(45,960,186)	(24,130,903)	(3,398,767)
Retained earnings	8,539,254,222	8,578,387,761	1,208,240,646
Total shareholders’ equity	12,042,712,208	11,687,950,972	1,646,213,463
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	12,051,616,259	11,700,195,575	1,647,938,080

25. Condensed financial information of the parent company - continued

Condensed statements of comprehensive income/(loss)

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Share-based compensation expense	(35,344,620)	(24,053,760)	(4,935,782)	(695,190)
General and administrative	(9,973,856)	(26,199,820)	(19,070,062)	(2,685,962)
Interest and investment income, net	(22,506,569)	(13,148,315)	104,687,566	14,744,935
Other non-interest income	4,979,926	11,548,297	28,626,092	4,031,901
Foreign exchange loss, net	352,492	404,232	(545,948)	(76,895)
Income from the repurchase of convertible senior notes	12,046,522	10,028,456	—	—
Share of loss in subsidiaries	(292,443,982)	(121,864,519)	(244,411,613)	(34,424,656)
Contractual interests in VIEs and VIEs’ subsidiaries	931,964,165	(198,678,694)	174,783,286	24,617,711
Net income before income taxes	589,074,078	(361,964,123)	39,133,539	5,511,844
Income tax expense	—	—	—	—
Net income/(loss)	589,074,078	(361,964,123)	39,133,539	5,511,844
Other comprehensive income/(loss)
Foreign currency translation adjustment	(7,577,408)	13,036,988	21,829,283	3,074,590
Total comprehensive income/(loss)	581,496,670	(348,927,135)	60,962,822	8,586,434

Condensed statements of cash flows

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income/(loss)	589,074,078	(361,964,123)	39,133,539	5,511,844
Adjustments to reconcile net income to net cash used in operating activities:
Share of loss in subsidiaries	292,443,982	121,864,519	244,411,613	34,424,656
Contractual interests in VIEs and VIEs’ subsidiaries	(931,964,165)	198,678,694	(174,783,286)	(24,617,711)
Share-based compensation expense	35,344,620	24,053,760	4,935,782	695,190
Income from the repurchase of convertible senior notes	(12,046,522)	(10,028,456)	—	—
Accrued interest of convertible senior notes	15,982,460	1,732,915	—	—
Investment income of short-term Investments	4,264,330	67,907,228	138,739,373	19,541,031
Foreign exchange loss net	(352,492)	(404,232)	545,948	76,895
Changes in operating assets and liabilities:
Receivables from related party	(97,924)	—	—	—
Payable to employees	(762)	66,077	405,208	57,072
Other current payables	(4,184,856)	2,937,392	2,935,558	413,465
Net cash (used in)/provided by operating activities	(11,537,251)	44,843,774	256,323,735	36,102,442
Net cash (used in)/provided by investing activities	(132,143,216)	908,576,201	29,180,599	4,110,001
Net cash used in financing activities	(127,088,249)	(834,990,790)	(420,660,054)	(59,248,729)
Effect of exchange rate changes on cash and cash equivalents	15,864,881	(117,327,970)	(10,899,643)	(1,535,182)
Net (decrease)/increase in cash and cash equivalents	(254,903,835)	1,101,215	(146,055,363)	(20,571,468)
Cash and cash equivalents at beginning of the year	813,175,789	558,271,954	559,373,169	78,786,063
Cash and cash equivalents at end of the year	558,271,954	559,373,169	413,317,806	58,214,595

25. Condensed financial information of the parent company – continued

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs.

The parent company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and their respective profit or loss as “Equity in profits of subsidiaries and VIEs” on the condensed statements of comprehensive income/(loss). Equity method accounting ceases when the carrying amount of the investment, including any additional financial support, in a subsidiary and VIEs is reduced to zero unless the parent company has guaranteed obligations of the subsidiary and VIEs or is otherwise committed to provide further financial support. If the subsidiary and VIEs subsequently report net income, the parent company shall resume applying the equity method only after its share of that net income equals the share of net losses not recognized during the period the equity method was suspended.

The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.